INTEREST BEARING LOANS AND BORROWINGS - Medium-term and long-term notes and bonds and private placement notes (Details) ¥ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Disclosure of detailed information about borrowings [line items]
Medium-term notes and bonds	¥ 19,722,641		¥ 19,222,586
2018 medium-term 5.06% bonds
Disclosure of detailed information about borrowings [line items]
Face value	¥ 900,000
Interest rate (as a percent)	5.06%	5.06%
Medium-term notes and bonds	¥ 899,865		899,323
2018 medium-term 4.57% bonds
Disclosure of detailed information about borrowings [line items]
Face value	¥ 1,600,000
Interest rate (as a percent)	4.57%	4.57%
Medium-term notes and bonds	¥ 1,598,947		1,597,988
2019 Medium -term 4.31% notes
Disclosure of detailed information about borrowings [line items]
Face value	¥ 2,000,000
Interest rate (as a percent)	4.31%	4.31%
Medium-term notes and bonds	¥ 1,993,080		1,989,090
2019 Medium-Term 3.84% bonds
Disclosure of detailed information about borrowings [line items]
Face value	¥ 2,000,000
Interest rate (as a percent)	3.84%	3.84%
Medium-term notes and bonds			1,999,809
2019 Medium-term 4.57% bonds.
Disclosure of detailed information about borrowings [line items]
Face value	¥ 2,000,000
Interest rate (as a percent)	4.57%	4.57%
Medium-term notes and bonds	¥ 1,997,623		1,997,440
2019 Medium-term 3.52% bonds
Disclosure of detailed information about borrowings [line items]
Face value	¥ 1,000,000
Interest rate (as a percent)	3.52%	3.52%
Medium-term notes and bonds			999,790
2020 Medium-Term 3.31% bonds
Disclosure of detailed information about borrowings [line items]
Face value	¥ 500,000
Interest rate (as a percent)	3.31%	3.31%
Medium-term notes and bonds	¥ 499,900		499,876
2021 Medium-term 3.21% notes
Disclosure of detailed information about borrowings [line items]
Face value	¥ 1,000,000
Interest rate (as a percent)	3.21%	3.21%
Medium-term notes and bonds	¥ 997,969		997,028
2022 Medium-term 3.08% notes
Disclosure of detailed information about borrowings [line items]
Face value	¥ 2,000,000
Interest rate (as a percent)	3.08%	3.08%
Medium-term notes and bonds	¥ 1,996,665
2022 Medium-term 2.73% notes
Disclosure of detailed information about borrowings [line items]
Face value	¥ 400,000
Interest rate (as a percent)	2.73%	2.73%
Medium-term notes and bonds	¥ 399,557
2020 Medium-Term 3.04% notes
Disclosure of detailed information about borrowings [line items]
Face value	¥ 900,000
Interest rate (as a percent)	3.04%	3.04%
Medium-term notes and bonds	¥ 899,787		898,866
2022 Medium-term 2.50% notes
Disclosure of detailed information about borrowings [line items]
Face value	¥ 500,000
Interest rate (as a percent)	2.50%	2.50%
Medium-term notes and bonds	¥ 499,621
2021 Hong Kong Medium-term 1.74% bonds
Disclosure of detailed information about borrowings [line items]
Face value | $		$ 500,000
Interest rate (as a percent)	1.74%	1.74%
Medium-term notes and bonds	¥ 3,472,428		3,173,180
2021 Hong Kong Medium-term 2.24% bonds.
Disclosure of detailed information about borrowings [line items]
Face value | $		$ 500,000
Interest rate (as a percent)	2.24%	2.24%
Medium-term notes and bonds	¥ 3,467,237		3,170,409
2020 Medium-Term 3.07% bonds
Disclosure of detailed information about borrowings [line items]
Face value	¥ 1,000,000
Interest rate (as a percent)	3.07%	3.07%
Medium-term notes and bonds	¥ 999,962		¥ 999,787